Earnings Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) shares in Millions	12 Months Ended
Dec. 31, 2015 shares
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0